Related Parties Transactions - Schedule of Due to Related Parties (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Helport (Thailand) Co., Ltd [Member]
Amount due from a related party:
Amount due from a related party		$ 123,219	$ 10,372
Amount due to related parties:
Amount due to related parties	[1]		30,181
Related Party [Member]
Amount due from a related party:
Amount due from a related party		123,219	10,372
Amount due to related parties:
Amount due to related parties		2,978,213	2,659,556
Chunyi Hao [Member]
Amount due to related parties:
Amount due to related parties	[2]	1,300,000	1,300,000
Michelle Zhang [Member]
Amount due to related parties:
Amount due to related parties	[3]	1,104,893	764,447
Ufintek Group Pte. Ltd. [Member]
Amount due to related parties:
Amount due to related parties	[4]	566,605	558,213
Yu Fan [Member]
Amount due to related parties:
Amount due to related parties	[4]	$ 6,715	$ 6,715

[1]	The balance represents the capital contribution that the Company is obligated to pay to related parties.
[2]	As of the Closing Date, US$1,500,000 remained outstanding under the Tristar Promissory Notes held by Mr. Chunyi Hao. In connection with the closing of the Business Combination, Tristar, the Company and Mr. Chunyi Hao entered into a letter agreement, pursuant to which the Tristar Promissory Notes were forgiven by Mr. Chunyi Hao in exchange for the issuance of the New Promissory Notes. The New Promissory Notes are unsecured, non-interest bearing and were due and payable on August 2, 2025. Under the terms of the New Promissory Notes, no penalty interest or default interest accrues upon non-payment at maturity. While the Company may be responsible for reasonable enforcement and collection costs, the New Promissory Notes do not provide for any additional monetary penalties upon default. As of the date of this report, no such enforcement or collection costs have been incurred. As of December 31, 2025, the outstanding principal of the New Promissory Notes held by Mr. Chunyi Hao was $1,300,000. As of the date of this report, the Group is engaged in negotiations with Mr. Chunyi Hao to work out an arrangement for overdue payments.
[3]	The balance represents the amount outstanding from the interest-bearing loan provided by the related party, with an annual interest rate of 5.5%. For the six months ended December 31, 2025, the interest expenses were $43,787.
[4]	The balance represents the advance funds received from related parties for daily operational purposes.